Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Product sales	$ 9,860,718	$ 9,973,248	$ 19,382,311	$ 16,484,496	$ 37,502,779
Revenue from freight	18,144	16,267	37,102	36,414	72,378
Total revenue	9,878,862	9,989,515	19,419,413	16,520,910	37,575,157
Cost of revenues	5,993,305	6,151,090	11,858,968	10,074,192	22,727,210
Gross profit	3,885,557	3,838,425	7,560,445	6,446,718	14,847,947
Operating expenses
Selling, general and administrative	3,506,474	2,984,705	6,842,136	5,618,958	11,991,976
Research and development	145,780	115,248	330,261	196,406	740,396
Bad debt	15,449	7,815	15,449	14,945	64,684
Total operating expenses	3,667,703	3,107,768	7,187,846	5,830,309	16,321,197
Profit (Loss) from operations	217,854	730,657	372,599	616,409	(1,473,250)
Other income (expense)
Other income	19,151	13,376	24,766	69,259	87,178
Other expense	(1,002)	(57,476)	(9,100)	(80,303)	(158,618)
Investment income (loss)	(13,581)	7,257	4,571	21,872	78,074
Interest expense - intrinsic value of convertible debt, amortization of debt offering costs and amortization of debt discount	(106,027)	(2,506,844)	(297,247)	(3,248,699)	(3,859,342)
Interest expense	(226,710)	(286,402)	(456,854)	(650,642)	(1,151,617)
Total other income (expense), net	(328,169)	(2,830,089)	(733,864)	(3,888,513)	(5,004,325)
(Loss) before taxes	(110,315)	(2,099,432)	(361,265)	(3,272,104)	(6,477,575)
Provision for taxes	7,885		15,343	4,418	(111,138)
Consolidated Net (loss) from continuing operations	(118,200)	(2,099,432)	(376,608)	(3,276,522)	(6,588,713)
Profit (loss) from discontinued operations
Profit (loss) from discontinued operations	(6,910)	(72,601)	(131,830)	(37,070)	(900,541)
Impairment of Goodwill from discontinued operations - Comex Electronics	(185,290)		(185,290)
Gain on debt extinguishments from discontinued operations			475,689
Other income (loss) from discontinued operations	(17,005)	(15,360)	(28,323)	(42,803)	28,738
Net profit (loss) from discontinued operations	(209,205)	(87,961)	130,246	(79,873)	(871,803)
Consolidated Net (loss)	(327,405)	(2,187,393)	(246,362)	(3,356,395)	(7,460,516)
Less: Net profit (loss) from discontinued operations - noncontrolling interest	(106,694)	(45,073)	67,872	(41,345)	(444,620)
Net profit (loss) from discontinued operations - attributable to CUI Global, Inc.	(102,511)	(42,888)	62,374	(38,528)	(427,183)
Net (loss) - attributable to CUI Global, Inc.	(220,711)	(2,142,320)	(314,234)	(3,315,050)	(7,015,896)	(16,032,756)
Less: Preferred stock dividends
Net (loss) allocable to common stockholders	(220,711)	(2,142,320)	(314,234)	(3,315,050)
Other comprehensive profit (loss)
Foreign currency translation adjustment	29,161	(20,092)	36,174	(18,338)	(22,617)	(28,193)
Comprehensive (loss)	(191,550)	(2,162,412)	(278,060)	(3,333,388)	(7,038,513)
Basic and diluted (loss) per common share from continuing operations	$ 0.00	$ (0.01)	$ 0.00	$ (0.02)	$ (0.03)
Basic and diluted profit (loss) per common share from discontinued operations - attributable to CUI Global, Inc.	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Basic and diluted (loss) per common share	$ 0.00	$ (0.01)	$ 0.00	$ (0.02)	$ (0.04)
Basic weighted average common and common equivalents shares outstanding	217,101,153	184,971,711	215,628,368	177,446,475
Basic and diluted weighted average common and common equivalent shares outstanding					188,567,994
Patents, net | Restated Amount
Operating expenses
Impairment of intangible asset						136,811
Patent pending technology | Restated Amount
Operating expenses
Impairment of intangible asset						210,403
Customer List | Restated Amount
Operating expenses
Impairment of intangible asset						246,237
Restated Amount
Revenues:
Product sales						26,260,899
Revenue from freight						103,733
Total revenue						26,364,632
Cost of revenues						16,153,061
Gross profit						10,211,571
Operating expenses
Selling, general and administrative						10,431,636
Research and development						56,042
Bad debt						114,197
Total operating expenses						21,436,855
Impairment of goodwill						10,241,529
Profit (Loss) from operations						(11,225,284)
Other income (expense)
Other income						193,165
Other expense						(331,757)
Investment income (loss)						(41,424)
Interest expense - intrinsic value of convertible debt, amortization of debt offering costs and amortization of debt discount						(3,096,641)
Interest expense						(1,520,447)
Total other income (expense), net						(4,797,104)
(Loss) before taxes						(16,022,388)
Consolidated Net (loss) from continuing operations						(16,022,388)
Profit (loss) from discontinued operations
Profit (loss) from discontinued operations						9,913
Other income (loss) from discontinued operations						(31,072)
Net profit (loss) from discontinued operations						(21,159)
Consolidated Net (loss)						(16,043,547)
Less: Net profit (loss) from discontinued operations - noncontrolling interest						(10,791)
Net profit (loss) from discontinued operations - attributable to CUI Global, Inc.						(10,368)
Net (loss) - attributable to CUI Global, Inc.						(16,032,756)
Other comprehensive profit (loss)
Foreign currency translation adjustment						(28,193)
Comprehensive (loss)						(16,060,949)
Basic and diluted (loss) per common share from continuing operations						$ (0.10)
Basic and diluted profit (loss) per common share from discontinued operations - attributable to CUI Global, Inc.						$ 0.00
Basic and diluted (loss) per common share						$ (0.10)
Basic and diluted weighted average common and common equivalent shares outstanding						168,531,862
Technology rights
Operating expenses
Impairment of intangible asset					3,105,956
Patents, net
Operating expenses
Impairment of intangible asset					$ 418,185